Commitments, Guarantees, Charges and Contingent Liabilities	6 Months Ended
Jun. 30, 2024
Commitments, Guarantees, Charges and Contingent Liabilities [Abstract]
COMMITMENTS, GUARANTEES, CHARGES AND CONTINGENT LIABILITIES

NOTE 7:- COMMITMENTS, GUARANTEES, CHARGES AND CONTINGENT LIABILITIES

The Company is and may be subject to various legal proceedings, contingencies and claims that arise in the course of business, including some claims from current or former employees, as well as governmental and other regulatory investigations and proceedings. If determined adversely to the Company, then such claims could cause the Company to be subject to fines, penalties, and other contingencies.

There is no pending litigation or proceeding against any of HUB Security’s office holders as to which indemnification is currently being sought, and, except as described below, HUB Security is not aware of any pending or threatened litigation, the outcome of which, the Company believes, if determined adversely to the Company, would individually or taken together have a material adverse effect on its business, operating results, cash flows or financial condition or may result in claims for indemnification by any office holder. Defending such proceedings is costly and can impose a significant burden on management and employees. The results of any current or future litigation cannot be predicted with certainty, and regardless of the outcome, litigation can have an adverse impact on the Company because of defense and settlement costs, diversion of management resources and other factors.

The below is a brief summary of the litigation and other proceedings the Company is currently facing:

1.	Insurance reimbursement claim–- During May 2018, a company named Rotem filed to the District Court in Tel Aviv an Insurance reimbursement claim against approximately 16 defendants, with HUB Security being among them, with respect to damages caused by a fire in the plaintiff’s factory. The Company believes that its liability with regards to this claim seems remote and possesses insurance coverage to cover any liabilities that may arise from this case, based on legal counsel assessment a provision was not recorded.

2.	Contract Tender Litigation – On March 29, 2022, two plaintiffs petitioned the District Court in Tel Aviv for certification of a class of plaintiffs in a class action suit against the Company and seven individuals serving as its officers and directors as of such date. The request for certification is based on a delay in HUB’s making a public announcement of the cancellation of a contract tender whose award to HUB had been previously announced. The canceled contract represented revenue to HUB of NIS 800 thousand (approximately $250 thousand) per year, and HUB’s previous announcement stated that the contract tender would have a material effect on its 2022 financial results. HUB was notified of the cancellation of the award of the tender on the afternoon of Wednesday, March 23, 2022, which was the same day that HUB announced its execution of the Business Combination Agreement. HUB reported the cancellation of the award on Sunday, March 27, 2022. The applicable rules of the Tel Aviv Stock Exchange (TASE) and the Israel Securities Authority, require announcements of this kind to be made not later than the trading day following a company’s receipt of the relevant information. Friday is not a trading day on the TASE, so HUB’s report can be said to have been made one day late. The price of HUB’s ordinary shares on the TASE fell by approximately 35% on March 27, 2022.

The plaintiff’s request to the court cites total damages at NIS 229,000 thousand (approximately $70,000 thousand). On October 20, 2022, the amount claimed was reduced from NIS 229,440 thousand to NIS 5,440 thousand (approximately $1,480 thousand).

On January 30, 2023, the amount requested was increased to NIS 64,000 thousand. On February 2, 2023, a partial judgment was issued in which the motion to withdraw against the directors was approved, leaving the motion pending against the Company and its former Chief Executive Officer only. The answer to the amended approval request was submitted by September 3, 2023, and the response by the plaintiffs was submitted on October 22, 2023.

Though the Company believes that the request for certification on this claim will be denied by the court, and that it has strong defenses to any class action that may ultimately be allowed to proceed, there can be no assurance that a court will not find the Company liable for significantly greater amounts. At this stage of the proceedings, it is not possible to assess the chances of the application being accepted or rejected in part or in full. A court’s finding of significant liability against us could negatively affect our share price and have a material effect on our business and financial condition. The hearings were conducted on May 22-23, 2024, and at the court’s suggestions a mediator was appointed on June 16, 2024 in order to attempt to reach a settlement between the parties. Two mediation meetings were conducted separately with each party on July 7, 2024 and on July 9, 2024. On August 7, 2024 the appointed mediator announced that the mediation attempt did not yield a settlement. On September 3, 2024 the parties notified the court the mediation attempt has failed. On October 1, 2024 the plaintiffs filed their summaries with the defenders scheduled to file their summaries by December 9, 2024- A provision was recorded in the financial statements at the amount of $300 thousand based on legal counsel assessment.

3.

PIPE Financing Litigation – On March 6, 2023, Mr. Maj’haj Avner (the “Applicant”) filed a class action certification motion (the “Motion to Certify”) against the Company and eight additional respondents in the District Court in Tel Aviv, alleging that the Company’s public announcement that it received irrevocable investment commitments as part of the PIPE Financing was false. The Applicant seeks to represent anyone who purchased the Company’s ordinary shares after the announcement of the Business Combination in March 2022 until the end of February 23, 2023, which was the last trading day of the Company’s ordinary shares on the TASE. The Applicant claims personal damages in the amount of NIS 50,752, while the claim for the alleged damage for the members of the affected group was valued at a total of more than NIS 2,500 thousand. The Motion to Certify also asserts that the Company’s alleged actions demonstrate a violation of the duties of care and trust imposed on the officers and the directors of the Company by the Companies Law, a violation of disclosure obligations under the Israeli Securities Law, and a violation of other statutory duties. On January 30, 2024, eight respondents filed a motion to dismiss outright the Motion to Certify (the “Motion to Dismiss”) as well as a Motion to extend the deadline for filing the Company’s response to the Motion to Certify. The court ultimately rejected the Motion to Dismiss at a hearing on March 24, 2024. On June 2, 2024, eight respondents filed their response to the Motion to Certify in which they requested that the confidentiality of certain items of its response be maintained, which request was subsequently granted by the court. On July 2, 2024, the Applicant responded to the response filed by the eight respondents and on July 9, 2024, sent the eight respondents a demand for disclosure of documents (the “Disclosure Request”). At a hearing held on July 10, 2024, the court recommended that three respondents be removed from the Motion to Certify and the Applicant waive all cause of action that do not relate to the Securities Law which recommendations the Applicant subsequently adopted. At the same hearing, the court ordered five of the respondents to respond to the Disclosure Request by August 11, 2024 and that if the Applicant does not receive a satisfactory response to the Disclosure Request by such date, the Applicant should submit to the court a motion for discovery of documents by September 1, 2024, to which the respondents would be required to respond by September 30, 2024. The Company was also instructed to inform the court by September 23, 2024, if it still stands by its motion regarding confidentiality. A preliminary hearing was held on November 4, 2024. The next hearing was not yet scheduled.

4.	Oppenheimer Suit - On June 12, 2023, Oppenheimer & Co., Inc. (“Oppenheimer”) filed a claim against the Company in the United States District Court for the Southern District of New York alleging, among other things, breach of contract, breach of covenant of good faith and fair dealing and quantum meruit, in connection with investment banking advice and services provided by Oppenheimer in connection with the Company’s business combination with Mount Rainier Acquisition Corp. The complaint alleges that the Company owes Oppenheimer in excess of $12,000 thousand (as well as its costs and legal fees associated with the claim) with regards to the business combination, pursuant to a financial advisory agreement entered into by and between Oppenheimer and the Company in December 2021. This case is in discovery phase of litigation. The Company is in discussions with Oppenheimer regarding settlement of this case, based on legal counsel assessment a provision was not recorded.

5.	Dominion Capital Suit - In December 2023, Dominion Capital LLC, a sponsor of the SPAC, Mount Rainier Acquisition Corp., sued the Company in a New York State Court alleging that the Company failed to repay $2,500 thousand that the sponsor allegedly disbursed to the Company pursuant to a promissory note. The sponsor asserts that it is entitled to damages in the amount of the loan principal plus interest and attorneys’ fees. The Company is defending itself vigorously. In the same action, the Company countersued the sponsor alleging various misconduct aimed at harming the Company. The sponsor moved to dismiss the Company’s counterclaim on the grounds that the Company has failed to state a claim against it. The Court granted the sponsor’s motion to dismiss. The Company filed on September 4, 2024 a preliminary notice to the court regarding its intent to appeal, and may file the appeal until March 4, 2025. Dominion filed a motion for summary judgment in the claim on October 4, 2024. The Parties are currently in negotiations to settle the claim, based on legal counsel assessment a provision was not recorded.

6.	Dominion Insolvency Petition – On April 10, 2024, Dominion Capital LLC, based upon the lawsuit filed in New York, submitted to the Tel Aviv District Court a petition to declare the Company insolvent. A response by the Company objecting to the petition was filed by the Company on May 26, 2024, and a response to the response was filed by Dominion on June 13, 2024. The preliminary hearing is set for October 14, 2024. On August 26, 2024 Dominion filed a motion for temporary relief, and On September 5, 2024 the court ruled that a response to the motion would be filed by the Company by September 9, 2024 and scheduled a hearing to discuss the motion on September 30, 2024. The court further ruled that the Parties would try to reach a mutual understanding and would notified the court of the results of such an attempt by September 24, 2024. The parties notified the court that negotiations are still in progress, and the court ruled on September 29, 2024 that the parties would notify the court of possible dates for the next court hearings. The Parties are currently in negotiations to settle the claim, based on legal counsel assessment a provision was not recorded.

7.	All Ways Gateport Ltd - On November 6, 2023, All Ways Gateport Ltd. submitted to the Tel Aviv District Court a petition to declare the Comsec Distribution Ltd. (a subsidiary of the Company) insolvent due to unpaid debt of $72 thousand. As the claim was included in the Comsec debt Settlement, the claim was dismissed by the mutual consent of the Parties on October 27, 2024.

8.	Tufin Software Technologies Ltd – A similar petition was submitted on December 14, 2023, by Tufin Software Technologies Ltd against Comsec Ltd, (a subsidiary of the Company) and against the Company claiming an unpaid debt of $505 thousand. on September 4, 2024 Tufin filed a motion to receive a judgement due to the fact that the respondents did not submit their defense in the claim. As Tufin is part of the Creditors of Comec, and is included in the Comsec Settlement arrangement, the case is expected to be settled.

9.	The Phoenix Insurance Company Ltd – On October 27, 2024 a claim was filed against Comsec Ltd. for missing social benefits payment to Comsec employees insured by the Phoenix Insurance Company Ltd, in the amount of $39 thousand. The Company paid all outstanding amounts under the claim and accordingly the claim is expected to be dismissed.

10.	Class Action Suit

HUB Cyber Security Ltd. 1:23-cv-05764 (S.D.N.Y.): This case consolidates into one securities class action the complaints filed in the cases styled Efrat Investments LLC et al. v. Hub Cyber Security Ltd., and Green v. Hub Cyber Security Ltd. f/k/a Hub Cyber Security (Israel) Ltd., et al. This action names the Company and current and former officers and directors of the Company (including Eyal Moshe, Hugo Goldman, Uzi Moscovich, Zeev Zell, Moshe Raines, Manish Agarwal, and Moti Franko, “Individual Defendants”) as defendants (collectively, “Class Action Defendants”). Certain shareholders—individuals and entities that purchased or otherwise acquired Company securities pursuant to and/or traceable to the offering materials issued in connection with the Transaction—have alleged that the Class Action Defendants made material misstatements and omissions in the offering materials issued in connection with the Transaction. The shareholders have alleged that the offering materials incorrectly stated that Hub Cyber Security (Israel) Ltd. had secured a committed financing arrangement, contained material misstatements and omissions concerning the Company’s internal controls and misuse of Company funds, and contained materially misleading information concerning the Company’s product. The shareholders seek damages from the Class Action Defendants and/or tender their shares to Class Action Defendants for recovery of the consideration paid therefor. The Company is defending itself vigorously, and has moved to dismiss the action on the grounds that the shareholders lack standing to sue and have failed to state a claim against the Company, based on legal counsel assessment a provision was not recorded.

11.	Employee Claims - Two of the Company’s former US employees filed claims in the cumulative amount of approximately $350,000 in the aggregate related to lost wages, amounts due pursuant to employment agreements and unlawful termination. The claims have since been settled.

Additionally, a few former Israeli employees filed a claim in the Tel Aviv Labor Court:

(a)	A former employee filed a claim against Comsec Ltd. (a subsidiary of the Company) in the amount of NIS 846,716 alleging unlawful termination and entitlement to various employment rights, including, but not limited to, unlawful termination compensation, severance pay, advanced notice compensation, and bonuses according to the employment agreement. On December 26, 2023, Comsec submitted its statement of defense, denied, and rejected the plaintiff’s claims and demands. A preliminary hearing occurred on March 13, 2024. The plaintiff filed an affidavit with the court on May 27, 2024. A provision was recorded at amount of 112 thousand, based on the signed settlement between the Company and the plaintiff a provision was recorded.

(b)	An additional former Israeli employee filed a claim in the Tel Aviv Labor Court against the Company in the amount of NIS 271,593. The plaintiff alleges that this amount is owed to him due to violation of the employment agreement signed with him. The plaintiff claims a signing bonus that he claims was not paid to him, an unconditional quarterly bonus including social benefits for him, and the registration of 20,000 RSUs in his name, compensation for bad faith and misrepresentation. A preliminary hearing is set for February 2, 2025. A settlement between the Company and the plaintiff was signed at an amount of $34 thousand on November 7, 2024 and a provision at the same amount was recorded in the financial statements for the respective period based on legal counsel assessment.

Following the finding of the Special Committee, the Company has also filed a claim against two former employees:

(a)	On June 1, 2023, the Company filed a claim against its former Chief of Staff and VP HR and wife of the Company’s former CEO, in the Tel Aviv Labor Court for a declaratory judgment and an order to release severance pay funds accumulated in provident funds back to the employer. On January 2024 a preliminary hearing was held during which, the parties agreed that a consent judgment would be given stating that the amounts accumulated in the former employee’s name in the provident funds will not be released to either of the parties or to any third party until a final judgment is rendered in the Company’s claim against the former employee. A judgment was issued in accordance with the parties’ agreements as stated. On February 26, 2024, the Company filed a new claim against the former employee for a declaratory judgment and an order to release severance pay funds accumulated in provident funds back to the employer. On June 26, 2024, the former employee filed her statement of defense. On July 21, 2024, the former employee filed a counterclaim in the amount of NIS 1,268,481. The former employee alleges that this amount is owed to her due to an unlawful termination process carried out against her, which was accompanied by rude behavior, disrespect, and humiliation. In all, the former employee demands the following payments and compensation from the Company: (i) release of severance pay funds accumulated in her favor, (ii) completion of severance pay in the amount of NIS 30,008, (iii) compensation for delayed severance pay, (iv) six months’ advance notice pay amounting to NIS 460,590, (v) compensation for gender discrimination and damage to reputation and good name in the amount of six salaries amounting to NIS 460,590, (vi) compensation for dismissal in bad faith, arbitrarily and without a hearing, and workplace bullying in the amount of NIS 230,295, (vii) an annual bonus of NIS 76,765, and (viii) reimbursement of expenses for a business trip abroad on behalf of Hub amounting to at least NIS 10,233. The Company filed its Statement of Defense. A preliminary hearing is expected to be held on February 23, 2025.

(b)	On November 11, 2023, the Company filed a claim against its former CEO in the Tel Aviv Labor Court for a declaratory judgment and an order to release severance pay funds accumulated in provident funds back to the employer. On February 18, 2024, the former employee filed his statement of defense. On June 4, 2024, the Company submitted a request to the court to consolidate the Company’s claim against its former CEO and claim against his wife, the Company’s former Chief of Staff and VP HR described above. Both former employees submitted their response to such request and on June 26, 2024, the court decided that both claims will be handled by a panel of the court but it did not yet decide whether to consolidate the claims. On August 4, 2024, Hub submitted a request to complete the discovery and inspection proceedings by October 15, 2024.